Variable Interest Entities (Unconsolidated Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Financing receivables	$ 205,180	$ 222,233
Subsidiaries GECC [Member]
Variable Interest Entity [Line Items]
Financing receivables	217,382	233,322
Subsidiaries GECC [Member] | Appliances
Variable Interest Entity [Line Items]
Factored Receivables	$ 686